OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS [abstract]
OTHER CURRENT ASSETS

7.   OTHER CURRENT ASSETS

As at	December 31, 2022	December 31, 2021
Derivatives	$19	$1,490
Prepaid expenses	11,180	8,060
Investments in equity securities	78	416
Assets held for sale	26	-
Income tax receivable	718	1,713
Other current assets	$12,021	$11,679